Fair Value Measurements (Details 2) (USD $)				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Significant unobservable inputs	Dec. 31, 2013 Preferred Stock Significant unobservable inputs PWERM Minimum	Dec. 31, 2013 Preferred Stock Significant unobservable inputs PWERM Maximum	Dec. 31, 2013 Preferred Stock Significant unobservable inputs PWERM Average	Dec. 31, 2013 Preferred Stock Significant unobservable inputs Market Comparable Companies Minimum	Dec. 31, 2013 Preferred Stock Significant unobservable inputs Market Comparable Companies Maximum
Quantitative information about the Company's Level 3 fair value measurements
Time until future exit event				0 years	4 months 24 days
Probability of abaloparatide coming to market				65.00%	75.00%
Discount rate (as a percent)				20.00%	40.00%
Long-term revenue growth rate (as a percent)				2.00%	117.00%	27.00%
Long-term pre-tax operating margin (as a percent)				13.00%	79.00%	68.00%
Discount for lack of marketability (as a percent)				10.00%	36.00%
Revenue multiple							3.2	8.0
Revenue years used in calculation of average estimated long-term revenue growth rate						16 years
Years used in calculation of average estimated long-term pretax operating margin						17 years
Warrant liability	$ 1,945,000	$ 830,000	$ 1,900,000
Stock liability			$ 5,300,000